Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000086650 | NVIDIA8907368
Holdings [Line Items]
Percent of Total Investments	9.20%
C000086650 | Amazon.com8907319
Holdings [Line Items]
Percent of Total Investments	4.90%
C000086650 | Alphabet8907316
Holdings [Line Items]
Percent of Total Investments	4.60%
C000086650 | Taiwan Semiconductor Manufacturing8907313
Holdings [Line Items]
Percent of Total Investments	4.00%
C000086650 | Visa8907389
Holdings [Line Items]
Percent of Total Investments	3.90%
C000086650 | Netflix8907364
Holdings [Line Items]
Percent of Total Investments	3.70%
C000086650 | Axon Enterprise8907326
Holdings [Line Items]
Percent of Total Investments	3.60%
C000086650 | MercadoLibre8907362
Holdings [Line Items]
Percent of Total Investments	3.60%
C000086650 | DoorDash8907347
Holdings [Line Items]
Percent of Total Investments	3.40%
C000086650 | Shopify8907380
Holdings [Line Items]
Percent of Total Investments	3.30%
C000086650 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000086650 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000086650 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000086650 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000086650 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000086650 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000086650 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000086650 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000086650 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000086650 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000086650 | India
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000086650 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000086651 | NVIDIA8907368
Holdings [Line Items]
Percent of Total Investments	9.20%
C000086651 | Amazon.com8907319
Holdings [Line Items]
Percent of Total Investments	4.90%
C000086651 | Alphabet8907316
Holdings [Line Items]
Percent of Total Investments	4.60%
C000086651 | Taiwan Semiconductor Manufacturing8907313
Holdings [Line Items]
Percent of Total Investments	4.00%
C000086651 | Visa8907389
Holdings [Line Items]
Percent of Total Investments	3.90%
C000086651 | Netflix8907364
Holdings [Line Items]
Percent of Total Investments	3.70%
C000086651 | Axon Enterprise8907326
Holdings [Line Items]
Percent of Total Investments	3.60%
C000086651 | MercadoLibre8907362
Holdings [Line Items]
Percent of Total Investments	3.60%
C000086651 | DoorDash8907347
Holdings [Line Items]
Percent of Total Investments	3.40%
C000086651 | Shopify8907380
Holdings [Line Items]
Percent of Total Investments	3.30%
C000086651 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000086651 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000086651 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000086651 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000086651 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000086651 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000086651 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000086651 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000086651 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000086651 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000086651 | India
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000086651 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.40%